Staff costs (Details 3) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Short term employee benefits	£ 677	£ 668	£ 658
Post-employment benefits	21	21	27
Management Personnal Compensation	720	742	746
Director [Member]
IfrsStatementLineItems [Line Items]
Short term employee benefits	252	238	223
Post-employment benefits			11
Management Personnal Compensation	£ 252	£ 238	£ 234